Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per ordinary share
Schedule of earnings per share calculation

	2025	2024	2023
Basic earnings per share (EPS)
Numerator:
(Loss) profit for the year attributable to the Parent	(170,700)	23,538	82,662
Denominator:
Weighted-average number of shares outstanding to equity holders	188,360,675	188,144,651	187,872,191
Basic (loss) profit per share for the period attributable to equity holders	(0.91)	0.13	0.44

Diluted earnings per share (EPS)
Numerator:
(Loss) profit for the year attributable to the Parent	(170,700)	23,538	82,662
Denominator:
Weighted-average number of shares outstanding to equity holders	188,360,675	188,144,651	187,872,191
Effect of dilutive securities from equity incentive plans	—	664,267	2,417,617
Weighted-average number of shares outstanding - diluted to equity holders	188,360,675	188,808,918	190,289,808
Diluted (loss) profit per share for the period attributable to equity holders	(0.91)	0.12	0.43